SHAREHOLDERS' EQUITY (Details 4)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	62.83%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	3.89%	3.74%
Expected term (in years)	5 years 6 months	2 years
Expected volatility		57.02%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.02%	4.10%
Expected term (in years)	7 years	7 years
Expected volatility		59.32%